Share-Based Payments - Summary of Activity - 2020 Plan (Details) - 2020 Plan - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 26, 2020	Dec. 31, 2022
Number of share options
Outstanding, beginning balance		12,452,254
Granted		16,222,520
Exercised	(5,667,164)	(3,314,141)
Forfeited/Cancelled		(8,987,392)
Outstanding, ending balance		16,373,241
Vested and expected to vest as of December 31, 2021		16,373,241
Exercisable, ending balance		3,202,776
Weighted-average exercise price
Outstanding, beginning balance		$ 1.69
Granted		0.00001
Exercised		0.93
Forfeited/Cancelled		1.70
Outstanding, ending balance		0.16
Vested and expected to vest as of December 31, 2022, Weighted-average exercise price		0.16
Exercisable, ending balance		$ 0.40
Weighted-average remaining contractual term
Weighted-average remaining contractual term of share options outstanding		9 years 1 month 20 days
Vested and expected to vest as of December 31, 2022, Weighted-average remaining contractual term		9 years 1 month 20 days
Exercisable, ending balance		8 years 9 months 7 days
Aggregate intrinsic value
Aggregate intrinsic value of share options outstanding		$ 62,599
Vested and expected to vest as of December 31, 2022, Aggregate intrinsic value		62,599
Exercisable, ending balance		$ 11,491